Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings from continuing operations	$ 31,594	$ 41,097	$ 53,221	$ 67,159
Basic average shares outstanding	44,838,000	45,571,000	44,923,000	45,527,000
Dilutive effect of stock options and equivalents	206,000	341,000	192,000	322,000
Diluted average shares outstanding	45,044,000	45,912,000	45,115,000	45,849,000
Earnings per share from continuing operations
Basic Earnings per Share	$ 0.70	$ 0.90	$ 1.18	$ 1.48
Diluted Earnings per Share	$ 0.70	$ 0.89	$ 1.18	$ 1.47
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			6,000	164,550
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,770,000	5,985,000	5,781,000	5,975,000
Antidilutive Securities Excluded From Computation of Earnings Per Share, Weighted Average Exercise Price	$ 38.69	$ 39.01	$ 38.82	$ 39.08